Fair Value Measurements (Details) (Level 1 [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Treasury Securities [Member]
Fair Value Measurements (Textual) [Abstract]
Available-for-sale securities		$ 12.3
Money Market Funds [Member]
Fair Value Measurements (Textual) [Abstract]
Cash equivalents as investments in money market funds	$ 1.0	$ 1.0